Acquisition of Businesses - Purchase price allocation (Details) - May 21, 2024 - ProfoundBio kr in Millions, $ in Millions	DKK (kr)	USD ($)
Purchase price allocation
Cash and cash equivalents	kr 841	$ 122
Other current assets	29	4
Property and equipment	41	6
Other non-current assets	21	3
Non-current deferred tax liability	(2,039)	(297)
Other current liabilities	(108)	(15)
Total identifiable net assets	10,605	1,544
Goodwill	2,482	361
Total consideration	13,087	1,905
IPR&D
Purchase price allocation
Intangible asset	10,577	1,540
Technology platform intangible asset
Purchase price allocation
Intangible asset	kr 1,243	$ 181